FINANCIAL INSTRUMENTS - Fair value sensitivity (Details) - Call (put) option to non-controlling interests, net $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Financial instruments
Percentage of reasonably possible increase in unobservable input	5.00%
Effect on fair value measurement due to reasonably possible increase in unobservable input	$ 460
Percentage of reasonably possible decrease in unobservable input	(5.00%)
Effect on fair value measurement due to reasonably possible decrease in unobservable input	$ (455)